Segment Reporting - Schedule of Reporting Segment’s Revenues, Cost of Revenues and Uses These Results to Evaluate The Performance of, and to Allocate Resources to Each of the Segments (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
NET REVENUES
Total net revenues	$ 2,766	$ 2,399	$ 5,080	$ 4,773
COST OF REVENUES
Total cost of revenues	(1,291)	(1,064)	(2,269)	(2,208)
GROSS PROFIT	1,475	1,335	2,811	2,565
Operating expenses:
Selling and marketing	(273)	(251)	(499)	(550)
General and administrative	(771)	(944)	(1,642)	(2,280)
Research and development	(102)	(75)	(203)	(150)
Total operating expenses	(1,146)	(1,270)	(2,344)	(2,980)
OPERATING (LOSS) INCOME	329	65	467	(415)
OTHER INCOME (EXPENSES)
Interest income (expense), net	(29)	31	(41)	66
Other income, net	30	33	13	60
Gain on lease termination	1,492		1,492
Total other income	1,493	64	1,464	126
(LOSS) INCOME BEFORE INCOME TAX	1,822	129	1,931	(289)
Educational programs and services [Member]
NET REVENUES
Total net revenues	1,912	2,399	3,902	4,773
COST OF REVENUES
Total cost of revenues	(1,071)	(1,064)	(2,049)	(2,208)
HybriU Licensing and Selling [Member]
NET REVENUES
Total net revenues	854		1,178
COST OF REVENUES
Total cost of revenues	$ (220)		$ (220)